Restructuring costs	12 Months Ended
Mar. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring costs

2. Restructuring costs

(a) Fiscal 2016 October restructuring

In the third quarter of fiscal 2016, the Company updated its financial outlook and subsequently implemented cost reduction initiatives primarily relating to kapp sales and marketing activities and related R&D spend. The restructuring plan was substantially completed as at December 31, 2015.

Changes in the accrued restructuring obligation associated with the fiscal 2016 October restructuring activities were as follows:

Year ended March 31, 2016
Employee Termination Costs
Restructuring costs incurred	$3,870
Restructuring costs paid	(3,809)
Adjustments	(24)
Currency translation adjustment	(20)

Balance at end of year	$17

At March 31, 2016, the accrued fiscal 2016 October restructuring obligation of $17 was included in accrued and other current liabilities.

(b) Fiscal 2015 March restructuring

At the end of fiscal 2015, the Company completed a reorganization which merged the existing Education and Enterprise segments, effective April 1, 2015. Certain functions that were previously distinct to the Education and Enterprise segments were centralized at the corporate level. The restructuring plan included outsourcing of the Company’s information technology function. The restructuring plan was substantially completed as at September 30, 2015.

Changes in the accrued restructuring obligation associated with the fiscal 2015 March restructuring activities were as follows:

	Year ended March 31, 2016
	Employee Termination Costs	Other Restructuring Costs	Total
Balance at beginning of year	$4,066	$31	$4,097
Restructuring costs paid	(4,111)	(31)	(4,142)
Adjustments	373	—	373
Currency translation adjustment	(68)	—	(68)

Balance at end of year	$260	$—	$260

	Year ended March 31, 2015
	Employee Termination Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$4,127	$240	$4,367
Restructuring costs paid	(38)	(207)	(245)
Currency translation adjustment	(23)	(2)	(25)

Balance at end of year	$4,066	$31	$4,097

At March 31, 2016, the accrued fiscal 2015 March restructuring obligation of $260 was included in accrued and other current liabilities.

(c) Other restructuring activities

Other restructuring activities undertaken from fiscal 2012 to 2015 included the closure of the Ottawa business location, the exit of the optical touch sensor business for desktop displays and restructuring of NextWindow, increased focus on target markets, streamlined corporate support functions and cost reductions, the transfer of interactive display assembly operations to contract manufacturers and a change in business focus for specific regions including movement to a leaner organizational structure with additional reliance placed on key channel partners.

Changes in the accrued restructuring obligation associated with the other restructuring activities were as follows:

	Year ended March 31, 2016
	Employee Termination Costs	Facilities Costs	Total
Balance at beginning of year	$1,053	$217	$1,270
Restructuring costs paid	(379)	(1,094)	(1,473)
Adjustments	(98)	959	861
Currency translation adjustment	47	(82)	(35)

Balance at end of year	$623	$—	$623

	Year ended March 31, 2015
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Balance at beginning of year	$5,191	$4,129	$—	$9,320
Restructuring costs incurred	2,194	—	781	2,975
Accretion expense	—	8	—	8
Restructuring costs paid	(5,165)	(4,048)	(339)	(9,552)
Adjustments	(869)	24	(397)	(1,242)
Currency translation adjustment	(307)	104	(36)	(239)

Balance at end of year	$1,044	$217	$9	$1,270

	Year ended March 31, 2014
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Balance at beginning of year	$5,890	$7,518	$84	$13,492
Restructuring costs incurred	6,374	235	681	7,290
Accretion expense	—	218	—	218
Restructuring costs paid	(5,005)	(3,949)	(530)	(9,484)
Adjustments	(1,986)	585	(216)	(1,617)
Currency translation adjustment	(82)	(478)	(19)	(579)

Balance at end of year	$5,191	$4,129	$—	$9,320

At March 31, 2016, the Company has incurred total restructuring costs to date of $42,607 since the commencement of the other restructuring activities discussed above, comprised of employee termination benefits of $27,444, facilities costs of $12,651, and other restructuring costs of $2,512.

At March 31, 2016, $623 (March 31, 2015 – $1,113) of the accrued other restructuring obligation was included in accrued and other current liabilities and nil (March 31, 2015 – $157) was included in other long-term liabilities.